INCOME TAXES (Details 5)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES
Unrecognized tax benefits related to tax loss carryforwards	$ 1,569,000	9,777,000	17,657,000
Penalty expense (reversal)	449,000	2,797,000	1,076,000
Unrecognized tax benefits if recognized, will impact the effective tax rate	3,194,000	19,898,000
Interest expense (reversal)	209,000	1,304,000	715,000
Roll-forward of accrued unrecognized tax benefits
Balance-beginning	3,828,000	23,850,000	42,265,000
Derecognized as a result of the deconsolidation of Shanghai JNet			(19,738,000)
Increase based on tax positions related to the current year	509,000	3,169,000	1,323,000
Decrease based on tax positions related to the current year	(876,000)	(5,456,000)
Balance-ending	$ 3,461,000	21,563,000	23,850,000